Goodwill and Other Intangible Assets - Estimated Useful Lives Applied to Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	6 years
Bottom of range [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Bottom of range [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Bottom of range [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 years
Top of range [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	15 years
Top of range [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	7 years
Top of range [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Top of range [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	30 years